PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2014	2013
Original cost:
Buildings (including facility infrastructure)	$304,919	$306,674
Machinery and equipment	1,630,834	1,400,213
	1,935,753	1,706,887
Accumulated depreciation:
Buildings (including facility infrastructure)	(189,971)	(173,696)
Machinery and equipment	(1,326,671)	(1,183,152)
	(1,516,642)	(1,356,848)
	$419,111	$350,039